FORWARD FUNDS

Supplement dated March 10, 2014

to the

Summary Prospectus for Investor Class and Institutional Class Shares of the Forward Investment Grade

Fixed-Income Fund (“No-Load Summary Prospectus”), Forward Funds Investor Class and Institutional

Class Prospectus (“No-Load Prospectus”) and Forward Funds Class Z Prospectus (“Class Z Prospectus”)

each dated May 1, 2013, as supplemented

IMPORTANT NOTICE REGARDING CHANGE IN PORTFOLIO MANAGER

The following information applies to the Forward Investment Grade Fixed-Income Fund (the “Fund”) only:

Effective April 1, 2014, Chris Dialynas will no longer be involved in the day-to-day management of the Fund. Accordingly, effective April 1, 2014, all references to Mr. Dialynas in each of the prospectuses shall be deleted.

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Effective April 1, 2014, Mohit Mittal will be the portfolio manager responsible for the day-to-day investment decisions of the Fund. Accordingly, effective April 1, 2014, the following changes shall be made:

The third and fourth sentences under the heading “Investment Advisor/Portfolio Manager” in the Fund’s “Fund Summary” section in the No-Load Summary Prospectus, the No-Load Prospectus and the Class Z Prospectus shall be revised to read as follows:

The portfolio manager of the Fund is Mohit Mittal. Mr. Mittal is a Managing Director and portfolio manager for PIMCO and has managed the Fund since April 2014.

The second paragraph under the heading/subheading “Management of the Funds – Sub-Advisors/Portfolio Managers – Forward Investment Grade Fixed-Income Fund” in the No-Load Prospectus and the Class Z Prospectus shall be replaced in its entirety to read as follows:

Mohit Mittal is the portfolio manager responsible for the day-to-day investment decisions of the Fund. Mr. Mittal is a Managing Director and portfolio manager for PIMCO. He manages investment grade credit and unconstrained bond portfolios and is the current chair for the Americas Portfolio Committee. Previously, he was a specialist on PIMCO’s interest rates and derivatives desk. Mr. Mittal joined PIMCO in 2007 as a portfolio manager and has been a Managing Director since 2014. He holds an MBA in finance from the Wharton School of the University of Pennsylvania and an undergraduate degree in computer science from Indian Institute of Technology (IIT) in Delhi, India.

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PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP INV GRD PM 03102014

FORWARD FUNDS

Supplement dated March 10, 2014

to the

Forward Funds Statement of Additional Information (the “SAI”)

dated May 1, 2013, as supplemented

IMPORTANT NOTICE REGARDING CHANGE IN PORTFOLIO MANAGER

The following information applies to the Forward Investment Grade Fixed-Income Fund (the “Fund”) only:

Effective April 1, 2014, Chris Dialynas will no longer be involved in the day-to-day management of the Fund. Accordingly, effective April 1, 2014, all references to Mr. Dialynas in the SAI shall be deleted.

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Effective April 1, 2014, Mohit Mittal will be the portfolio manager responsible for the day-to-day investment decisions of the Fund. Accordingly, effective April 1, 2014, the following changes shall be made:

The second paragraph and table under the heading/subheading “INVESTMENT ADVISORY AND OTHER SERVICES – Portfolio Managers – Pacific Investment Management Company LLC: Forward Investment Grade Fixed-Income Fund” in the SAI shall be replaced in their entirety to read as follows:

Mohit Mittal is the portfolio manager responsible for the day-to-day management of the Forward Investment Grade Fixed-Income Fund. The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Mr. Mittal managed as of December 31, 2013:

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Total Assets Managed for which Advisory Fee is Performance- Based (in Millions)
Registered Investment Companies	0	$0.0	0	$0.0
Other Pooled Investment Vehicles	1	$392.6	0	$0.0
Other Accounts	45	$13,336.3	3	$772.5

The information concerning the portfolio manager’s ownership with respect to the Fund as contained in the table under the heading/subheading “INVESTMENT ADVISORY AND OTHER SERVICES – Portfolio Managers” in the SAI shall be replaced to read as follows:

Information as of December 31, 2012 (except as otherwise noted)

Name of Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund*
Mohit Mittal**	Forward Investment Grade Fixed-Income Fund	A

*	Key to Dollar Ranges
A	None
B	$1—$10,000
C	$10,001—$50,000
D	$50,001—$100,000
E	$100,001—$500,000
F	$500,001—$1,000,000
G	Over $1,000,000
**	Information as of March 1, 2014

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PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP INV GRD PM SAI 03102014